Submission	May 28, 2025
Submission [Line Items]
Central Index Key	0001130310
Registrant Name	CENTERPOINT ENERGY INC
Registration File Number	333-272025
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES